GS Mortgage Securities Corp ABS-15G

Exhibit 99.6 - Schedule 8

Loan Number	DD Loan Number	Seller Name	Guideline Author	Loan Program	Documentation Type	Lease In Place Flag	Actual In-Place Rent	Third Party Market Rent Estimate	Third Party Rent Source	Rental Income Used for Property DSCR Calculation	Rental Source for Property DTI Calculation	Investor DTI (Prop. DTI)	DSCR	Qualifying DSCR	PITIA	Lease End Date	Original Lease Term	Rent Loss Insurance	Executed NOO Docs In File	HOA Flag	HOA Monthly Premium Amount	Monthly Property Tax	Monthly Insurance Cost	Asset Verification	Borrower 1 Type	Borrower 2 Type	Number of Mortgaged Properties With Lender	Number of Properties	Foreign National Alternative Credit Documentation	Foreign National Borrower 1	Foreign National Borrower 2	Investor Type	Investor Solutions Exhibit A Occupancy Certification	Investor Solutions Exhibit D Borrower Certification of Business Purpose	Months Reserves	Personal Guarantee	Borrower Residency Status	Qualifying Credit Score	Months Bankruptcy (7, 11)	Months Bankruptcy (13)	Months Deed-in-Lieu	Months Short Sale (or Pre-FC)	Prior Mtg/Rent Late (30d in 12m)	Prior Mtg/Rent Late (60d in 12m)	Prior Mtg/Rent Late (90d in 12m)	Prior Mtg/Rent Late (120d in 12m)	Prior Mtg/Rent Late (30d in 24m)	Prior Mtg/Rent Late (60d in 24m)	Prior Mtg/Rent Late (90d in 24m)	Prior Mtg/Rent Late (120d in 24m)	Life Event LOE	Life Event Documented	Prior Occupancy Type	Recourse	Section 8	Street Address	Borrower 1 First Name	Borrower 1 Last Name	Borrower 2 First Name	Borrower 2 Last Name	Borrower 3 First Name	Borrower 3 Last Name	Borrower 4 First Name	Borrower 4 Last Name	Guarantor 1 First Name	Guarantor 1 Last Name	Guarantor 2 First Name	Guarantor 2 Last Name	Borrower 1 Employment Status	Borrower 2 Employment Status	Loan Application Date	Sales Contract Date	Prior Financing Date	Cash-Out Seasoning	Qualifying Home Value for LTV	Number of Units	Year Built	Total Sq Ft	Number of Bedrooms	Number of Bathrooms	Property Condition	Acquisition Cost	Renovation Cost
XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	No Ratio									0.00				XXXXXXXX		0		XXXXXXXX	XXXXXXXX		Individual		4	4				Experienced Investor	Y	Y	14.41			XXXXXXXX																	0	XXXXXXXX	XXXXXXXX	XXXXXXXX							XXXXXXXX	XXXXXXXX			Self-Employed			XXXXXXXX					XXXXXXXX	XXXXXXXX	4	2	C3